Fair value measurement - Summary of Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	€ 588,386	€ 672,661
Other current financial assets	77,269	90,917
Level 1
Disclosure of financial assets [line items]
Financial assets	15,428	29,581
Other current financial assets	15,428	29,581
Level 2
Disclosure of financial assets [line items]
Financial assets	513,602	585,949
Other current financial assets	7,775	7,970
Level 3
Disclosure of financial assets [line items]
Financial assets	59,356	57,131
Other current financial assets	54,066	53,366
Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	67,295	61,301
Other current financial assets	61,415	56,880	€ 289,743
Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	13,935	39,550
Other current financial assets	12,224	28,440	26,852
Amortized cost
Disclosure of financial assets [line items]
Financial assets	507,156	571,810
Other current financial assets	3,630	5,597
Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	1,711	11,110
Derivative financial instruments | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | Level 2
Disclosure of financial assets [line items]
Financial assets	1,711	11,110
Derivative financial instruments | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	1,711	11,110
Derivative financial instruments | Amortized cost
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	219,130	296,279
Cash and cash equivalents | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Level 2
Disclosure of financial assets [line items]
Financial assets	219,130	296,279
Cash and cash equivalents | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	219,130	296,279
Trade receivables
Disclosure of financial assets [line items]
Financial assets	248,790	240,457
Trade receivables | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Level 2
Disclosure of financial assets [line items]
Financial assets	248,790	240,457
Trade receivables | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Amortized cost
Disclosure of financial assets [line items]
Financial assets	248,790	240,457
Other non-current financial assets
Disclosure of financial assets [line items]
Financial assets	41,486	33,898
Other non-current financial assets | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Other non-current financial assets | Level 2
Disclosure of financial assets [line items]
Financial assets	36,196	30,133
Other non-current financial assets | Level 3
Disclosure of financial assets [line items]
Financial assets	5,290	3,765
Other non-current financial assets | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	5,880	4,421
Other non-current financial assets | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Other non-current financial assets | Amortized cost
Disclosure of financial assets [line items]
Financial assets	35,606	29,477
Other current financial assets
Disclosure of financial assets [line items]
Financial assets	77,269	90,917
Other current financial assets | Level 1
Disclosure of financial assets [line items]
Financial assets	15,428	29,581
Other current financial assets | Level 2
Disclosure of financial assets [line items]
Financial assets	7,775	7,970
Other current financial assets | Level 3
Disclosure of financial assets [line items]
Financial assets	54,066	53,366
Other current financial assets | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	61,415	56,880
Other current financial assets | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	12,224	28,440
Other current financial assets | Amortized cost
Disclosure of financial assets [line items]
Financial assets	3,630	5,597
Private equity
Disclosure of financial assets [line items]
Other current financial assets	23,954	22,399
Private equity | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Level 3
Disclosure of financial assets [line items]
Other current financial assets	23,954	22,399
Private equity | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	23,954	22,399	18,311
Private equity | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt
Disclosure of financial assets [line items]
Other current financial assets	10,395	10,106
Private debt | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt | Level 2
Disclosure of financial assets [line items]
Other current financial assets	281	280
Private debt | Level 3
Disclosure of financial assets [line items]
Other current financial assets	10,114	9,826
Private debt | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	10,395	10,106	13,644
Private debt | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds
Disclosure of financial assets [line items]
Other current financial assets	10,285	8,995
Hedge funds | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds | Level 3
Disclosure of financial assets [line items]
Other current financial assets	10,285	8,995
Hedge funds | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	10,285	8,995	46,761
Hedge funds | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds
Disclosure of financial assets [line items]
Other current financial assets	9,713	12,146
Real estate funds | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Level 3
Disclosure of financial assets [line items]
Other current financial assets	9,713	12,146
Real estate funds | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	9,713	12,146
Real estate funds | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Money market funds and floating income
Disclosure of financial assets [line items]
Other current financial assets	9,649	18,785
Money market funds and floating income | Level 1
Disclosure of financial assets [line items]
Other current financial assets	5,785	16,692
Money market funds and floating income | Level 2
Disclosure of financial assets [line items]
Other current financial assets	3,864	2,093
Money market funds and floating income | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Money market funds and floating income | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	3,864	2,093
Money market funds and floating income | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	5,785	16,692
Money market funds and floating income | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income
Disclosure of financial assets [line items]
Other current financial assets	6,439	11,748
Fixed income | Level 1
Disclosure of financial assets [line items]
Other current financial assets	6,439	11,748
Fixed income | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	0	0	64,017
Fixed income | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	6,439	11,748	9,110
Fixed income | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits
Disclosure of financial assets [line items]
Other current financial assets	3,360	5,431
Guarantee deposits | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Level 2
Disclosure of financial assets [line items]
Other current financial assets	3,360	5,431
Guarantee deposits | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	3,360	5,431
Equity
Disclosure of financial assets [line items]
Other current financial assets	3,204	1,141
Equity | Level 1
Disclosure of financial assets [line items]
Other current financial assets	3,204	1,141
Equity | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	3,204	1,141	€ 14,592
Equity | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables
Disclosure of financial assets [line items]
Other current financial assets	270	166
Financial receivables | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Level 2
Disclosure of financial assets [line items]
Other current financial assets	270	166
Financial receivables | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	€ 270	€ 166